CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2018	$ 2	$ 161,859	$ (148,754)	$ 13,107
Beginning Balance (in shares) at Dec. 31, 2018	2,351,333
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		2,983		2,983
Issuance of common stock for cash upon exercise of stock options				0
Issuance of common stock for cash upon exercise of stock options (in shares)	119
Vesting of early exercised stock options		58		58
Issuance of common stock and warrants, net of issuance costs	$ 4	23,362		23,366
Issuance of common stock and warrants, net of issuance costs (in shares)	3,661,238
Exercise of warrants for the purchase of common stock	$ 2			2
Exercise of warrants for the purchase of common stock (in shares)	1,735,000
Cancellation of restricted stock awards				0
Cancellation of restricted stock awards (in shares)	(26,910)
Issuance of round up common stock for reverse stock split		9		9
Issuance of round up common stock for reverse stock split (in shares)	3,320
Net loss			(23,676)	(23,676)
Ending Balance at Dec. 31, 2019	$ 8	188,271	(172,430)	$ 15,849
Ending Balance (in shares) at Dec. 31, 2019	7,724,100			7,724,100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		1,089		$ 1,089
Issuance of common stock for cash upon exercise of stock options				0
Vesting of stock awards, net of cancellations (in shares)	7,533
Vesting of early exercised stock options		16		16
Vesting of restricted stock, net of cancellations				0
Vesting of restricted stock, net of cancellations (in shares)	39,065
Exercise of warrants for the purchase of common stock		45		45
Net loss			(12,334)	(12,334)
Ending Balance at Dec. 31, 2020	$ 8	$ 189,421	$ (184,764)	$ 4,665
Ending Balance (in shares) at Dec. 31, 2020	7,770,698			7,770,698